Share-based payments	6 Months Ended
Jun. 30, 2026
Share-based payments
Share-based payments

10Share-based payments

10.1Cash-settled share-based payments

10.1.1Performance Units

Certain management and employees within the Group are granted Performance Units (“PUs”) pursuant to provisions of the 2015 Omnibus Equity Incentive Compensation Plan (“OEICP”). All PUs were granted and approved at the discretion of the Compensation Committee of the Board of Directors.

PUs have a performance condition, determined on their grant date, based on metrics, including, depending on the year of grant, gold production from Blanket Mine, controllable all in sustaining cost per ounce of gold reduction, resource development and growth at Blanket Mine, blue sky exploration, establishment of a mineral resource at Motapa, financing and construction of the Bilboes sulphide project, commissioning of Bilboes, Bilboes project completed on budget and Blanket on-mine cost reduction and they have a performance period of one to three years or three years (other than for Equity-settled performance units (“EPUs”) (see below) for which the period is only three years). The number of PUs that vest will be the relevant portion of the PUs granted multiplied by the performance multiplier, which will reflect the actual performance in terms of the performance conditions compared to expectations on the date of the award.

PUs have rights to dividends only after they have vested.

PUs (other than EPUs, see below) allow for settlement of the vesting date value in cash or, subject to conditions, shares issuable at fair market value or a combination of both at the discretion of the unitholder.

The fair value of the PUs (other than EPUs, see below) at the reporting date was based on the Black Scholes option valuation model. At the reporting date it was assumed that there is a 69% - 90% probability that the performance conditions will be met and therefore a 69% - 90% (December 31, 2025: 26%-83%) average performance multiplier was used in calculating the estimated liability.

The liability as at June 30, 2026 amounted to $1,502 (December 31, 2025: $2,410). Included in the liability as at June 30, 2026 is an amount of $61 (2025: $760) that was expensed and classified as production costs; refer to note 6.

The cash-settled share-based expense for PUs for the period amounted to $108 (2025: $443). During the period PUs to the value of $192 were settled in share capital (net of employee tax) (2025: $60) with the employee tax portion recognised in profit or loss.

The following assumptions were used in estimating the fair value of the cash-settled share-based payment liability on:

	June 30, 2026	December 31, 2025
	PUs	PUs
Risk free rate	4.44%	4.18%
Fair value (USD)	19.10	26.17
Share price (USD)	19.10	26.17
Performance multiplier percentage	69%-90%	26% - 83%
Volatility	1.86	1.85
January exercise price – 2022 awards (USD)	—	9.18
April exercise price – 2023 awards (USD)	22.59	12.49
April exercise price – 2024 awards (USD)	22.59	12.49

Share units granted:	PUs	PUs
2022	—	22,574
2023	28,062	61,073
2024	100,842	163,142
2025	148,169	159,346
2026	105,464	—
Settlements/ terminations	(92,800)	(129,062)
Total awards outstanding	289,737	277,073

10Share-based payments (continued)

10.2Equity-settled share-based payments

10.2.1EPUs

PUs which are classified as equity-settled (i.e. there is no option to vest in cash) (“EPUs”) have a performance condition, determined on their grant date, including, depending on the year of grant, gold production from Blanket Mine, controllable all in sustaining cost per ounce of gold reduction, resource development and growth at Blanket Mine, blue sky exploration, establishment of a mineral resource at Motapa, financing and construction of the Bilboes sulphide project, commissioning of Bilboes, Bilboes project completed on/ in line with budget and Blanket on-mine cost reduction and they have a performance period of three years. The number of EPUs that vest will be the relevant portion of the EPUs granted multiplied by the performance multiplier, which will reflect the actual performance in terms of the performance conditions compared to expectations on the date of the award.

EPUs have rights to dividends only after they have vested.

The shares issued are subject to a minimum holding period of until at least the first anniversary of the EPUs vesting date.

The fair value of the EPUs at the grant date was based on the Black Scholes option valuation model less the fair value of the expected dividends during the vesting period multiplied by the performance percentage. At the reporting date it was assumed that there is a 69.5% - 100% probability that the performance conditions will be met and therefore a 69.5% - 100% (December 31, 2025: 26% - 83%) performance multiplier was used in calculating the expense. The equity-settled share-based expense for EPUs as at June 30, 2026 amounted to $396 (2025: $71). An amount of $56 (2025: $11) was expensed and classified as production costs; refer to note 6. During the period EPUs to the value of $351 (2025: $766) were settled in share capital (net of employee tax).

The following assumptions were used in estimating the fair value of the equity-settled share-based payment on:

					Bilboes Management
Grant date	April 8, 2024	April 1, 2025	April 1, 2026	June 29, 2026	April 1, 2026	May 11, 2026	June 1, 2026
Number of units – remaining at reporting date	121,995	107,615	77,329	4,544	77,329	17,462	5,225
Share price (USD) - grant date	10.91	12.49	22.59	19.43	22.59	23.92	23.76
Fair value (USD) - grant date	9.53	10.06	21.92	18.10	21.92	22.81	20.98
Performance multiplier percentage at grant date	100%	100%	100%	100%	100%	100%	100%
Performance multiplier percentage at June 30, 2026	83%	70%	90%	90%	100%	100%	100%

10.2.2Equity Restricted Share Units

Restricted Share Units (“RSUs”) which are classified as equity-settled (i.e. there is no option to vest in cash) (“ERSUs”) vest on the date as specified in the ERSUs agreement, given that the service conditions of the relevant employees have been fulfilled. The value of the vested ERSUs is the number of ERSUs vested multiplied by the fair market value of the Company’s shares, as specified by the OEICP, on the date of settlement.

ERSU holders are entitled to receive dividends over the vesting period. Such dividends will be reinvested in additional ERSUs at the then applicable share price.

The fair value of the ERSUs at the grant date was based on the Black Scholes option valuation model less the fair value of the expected dividends during the vesting period(s) multiplied by the performance multiplier expectation.

10Share-based payments (continued)

10.2Equity-settled share-based payments (continued)

10.2.2Equity Restricted Share Units (continued)

The following assumptions were used in estimating the fair value of the equity-settled share-based payment that are in issue:

Grant date	April 1, 2026
Vesting dates(1)	third on each of the first business day in April 2026, 2027 and 2028
Number of units - remaining at reporting date	4,176
Share price (USD) - grant date	12.49
Fair value (USD) - grant date	12.49
Performance multiplier percentage at grant date	100%
(1)	The ERSUs will vest in three tranches on April 1, 2026, 2027 and 2028.

The equity-settled share-based expense for ERSUs as at June 30, 2026 amounted to $16 (2025: $11).